GEOGRAPHIC INFORMATION (Details Textual)	12 Months Ended
Dec. 31, 2018
Sales Revenue, Net [Member]
Revenues from External Customers and Long-Lived Assets and Sales in the United States [Line Items]
Concentration Risk, Percentage	42.00%